Assets held for sale - Schedule of cash flows from discontinued operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss from discontinued operations	$ (3,347,561)	$ (5,048,557)
Changes in non-cash working capital balances
Trade and other receivables	435,183	(387,837)
Trade and other payables	898,691	1,516,025
Cash used in operating activities	(737,659)	(6,581,998)
Investing activities
Cash provided by (used in) discontinued investing activities	36,616	(401,817)
Cobourg facility
Operating activities
Net loss from discontinued operations	(3,347,561)	(5,048,557)
Add (deduct) items not affecting cash
Depreciation and amortization	108,209	424,199
Change in fair value adjustments on inventory sold	(945)	16,738
Impairment of inventory	534,814	0
Impairment of property, plant and equipment	387,474	0
Change in fair value of biological assets	166,886	513,625
Loss on disposal of inventory	197,436	0
Loss on sale of equipment	100,337	0
Changes in non-cash working capital balances
Trade and other receivables	960,778	(423,945)
Prepaid expenses and deposits	279,870	54,226
Inventories	(21,932)	(709,373)
Biological assets	(166,886)	(513,625)
Trade and other payables	63,861	(895,286)
Cash used in operating activities	(737,659)	(6,581,998)
Investing activities
Purchase of property, plant and equipment	0	(401,817)
Proceeds from sale of equipment	36,616	0
Cash provided by (used in) discontinued investing activities	$ 36,616	$ (401,817)